Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and the Class A ordinary shares underlying such Private Placement Warrants and Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans have registration rights to require the Company to register a sale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the initial Business Combination pursuant to a registration rights agreement signed on May 24, 2023. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Concurrently with the Closing, New USARE, the Sponsor, and other parties thereto will enter into a registration rights agreement (the “Registration Rights Agreement”), pursuant to which, among other things, New USARE will agree that, promptly after the Closing Date, it will file with the SEC (at New USARE’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the parties thereto (the “Resale Registration Statement”), and New USARE will use its reasonable best efforts to have the Resale Registration Statement declared effective as soon as reasonably practicable after the filing thereof, and in any event within ninety (90) days after the Closing Date. Such holders will be entitled to customary piggyback registration rights and demand registration rights.

Underwriters Agreement

The underwriters had a 45-day option from the date of the IPO to purchase up to an additional 3,300,000 Units to cover over-allotments, if any. On May 30, 2023, simultaneously with the closing of the IPO, the underwriters elected to partially exercise the over-allotment option to purchase an additional 3,000,000 Units at a price of $10.00 per Unit. The underwriters determined to forfeit the right to purchase the remaining 300,000 Units.

The underwriters were entitled to a cash underwriting discount of $4,400,000 (2.0% of the gross proceeds of the Units offered in the IPO, excluding any proceeds from Units sold pursuant to the underwriters’ over-allotment option). Additionally, the underwriters are entitled to a deferred underwriting commission of 5.0% on the base deal and an additional 7.0% on the Units sold pursuant to the underwriters’ option to purchase additional Units (or $13,100,000 in the aggregate) of the gross proceeds of the IPO held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

Pursuant to the Fee Reduction Agreement, solely in connection with the USARE Business Combination, upon consummation of the Business Combination, CF&CO will accept, in lieu of such Original Deferred Fee: (i) either (at the Company’s option) (A) a cash fee of $4,000,000 or (B) (1) a cash fee of $2,000,000 plus (2) 400,000 shares of New USARE Common Stock, plus (ii) 2.0% of the amount by which the Total Capital Raised (as defined in the Fee Reduction Agreement) exceeds $50,000,000. Additionally, solely if the Company elects to pay the all-cash fee discussed above, CF&CO will forfeit 1,650,000 Private Placement Warrants.

Business Combination Agreement

Refer to Note 1 for details.

Non-Redemption Agreement

On both November 13, 2024 and November 14, 2024, the Company entered into several non-redemption agreements (the “Non-Redemption Agreements”) with certain counterparties (the “Counterparties”). Pursuant to the Non-Redemption Agreements, each Counterparty agreed not to redeem (or to validly rescind any redemption requests with respect to) certain publicly-held Class A ordinary shares of the Company (“Non-Redeemed Shares”) in connection with the shareholder vote on the Extension Proposal. In exchange for the foregoing commitments not to redeem the Non-Redeemed Shares, the Company granted such Counterparties options to enter into forward purchase agreements (the “Forward Purchase Agreements”) in connection with the closing of the Business Combination (the “Forward Purchase Options”) with respect to Class A ordinary shares of the Company. Pursuant to the Forward Purchase Options, each Counterparty will have the right, but not the obligation, to enter into an over-the-counter Equity Prepaid Forward Transaction (a “Forward Purchase Transaction”) with respect to Class A ordinary shares of the Company in connection with the closing of the Business Combination.

Forward Purchase Agreement

On November 13, 2024, the Company and Newtyn Partners, LP and Newtyn TE Partners, LP (collectively, “Newtyn”), entered into a non-redemption agreement (the “Newtyn Non-Redemption Agreement”). Pursuant to the Newtyn Non-Redemption Agreement, Newtyn agreed not to redeem (or to validly rescind any redemption requests with respect to) an aggregate of 700,000 publicly-held Class A ordinary shares of Inflection Point (“Newtyn Non-Redeemed Shares”) in connection with the shareholder vote on the Articles Extension Proposal. In exchange for the foregoing commitment not to redeem the Newtyn Non-Redeemed Shares, Inflection Point granted Newtyn an option to enter into a forward purchase agreement (the “Newtyn Forward Purchase Agreement”) in connection with the closing of the Business Combination (the “Forward Purchase Option”) with respect to up to 700,000 Class A ordinary shares of Inflection Point. Pursuant to the Forward Purchase Option, Newtyn will have the right, but not the obligation, to enter into an over-the-counter Equity Prepaid Forward Transaction (a “Forward Purchase Transaction”) with respect to up to 700,000 Class A ordinary shares of the Company in connection with the closing of the Business Combination. The Company recorded $200,417 loss on issuance of Forward Purchase Agreements and Forward Purchase Agreements liability reported in the accompanying statements of operations and balance sheets, respectively, on the initial recognition of 700,000 Newtyn Non-Redeemed Shares.

On November 14, 2024, the Company and Harraden Circle Investors LP and Harraden Circle Special Opportunities LP (collectively, “Harraden”), entered into a non-redemption agreement (the “Harraden Non-Redemption Agreement”). Pursuant to the Harraden Non-Redemption Agreement, Harraden agreed not to redeem (or to validly rescind any redemption requests with respect to) an aggregate of 700,000 publicly-held Class A ordinary shares of the Company (“Harraden Non-Redeemed Shares”) in connection with the shareholder vote on the Articles Extension Proposal. In exchange for the foregoing commitment not to redeem the Harraden Non-Redeemed Shares, Inflection Point granted Harraden an option to enter into a forward purchase agreement (the “Harraden Forward Purchase Agreement”) in connection with the closing of the Business Combination (the “Forward Purchase Option”) with respect to up to 700,000 Class A ordinary shares of Inflection Point. Pursuant to the Forward Purchase Option, Harraden will have the right, but not the obligation, to enter into an over-the-counter Equity Prepaid Forward Transaction (a “Forward Purchase Transaction”) with respect to up to 700,000 Class A ordinary shares of the Company in connection with the closing of the proposed business combination (the “Business Combination”) with USA Rare Earth, LLC, a Delaware limited liability. The Company recorded $199,098 loss on issuance of Forward Purchase Agreements and Forward Purchase Agreements liability reported in the accompanying statements of operations and balance sheets, respectively, on the initial recognition of 700,000 Harraden Non-Redeemed Shares.

On November 14, 2024, the Company and L1 Capital Global Opportunities Master Fund (“L1”) entered into a non-redemption agreement (the “L1 Non-Redemption Agreement” and, together with the Harraden Non-Redemption Agreement, the “Non-Redemption Agreements”). Pursuant to the L1 Non-Redemption Agreement, L1 agreed not to redeem (or to validly rescind any redemption requests with respect to) an aggregate of 300,000 publicly-held Class A ordinary shares of the Company (“L1 Non-Redeemed Shares”) in connection with the shareholder vote on the Articles Extension Proposal. In exchange for the foregoing commitment not to redeem the L1 Non-Redeemed Shares, Inflection Point granted L1 an option to enter into a forward purchase agreement (the “L1 Forward Purchase Agreement” and together with the Harraden Forward Purchase Agreement the “Forward Purchase Agreements”) which granted L1 a Forward Purchase Option with respect to up to 300,000 Class A ordinary shares of Inflection Point. Pursuant to the Forward Purchase Option, L1 will have the right, but not the obligation, to enter into a Forward Purchase Transaction with respect to up to 300,000 Class A ordinary shares of the Company in connection with the closing of the Business Combination. The Company recorded $85,328 loss on issuance of Forward Purchase Agreements and Forward Purchase Agreements liability reported in the accompanying statements of operations and balance sheets, respectively, on the initial recognition of 300,000 L1 Non-Redeemed Shares.

As of December 31, 2024, the Company recorded $435,568 changes in fair value of Forward Purchase Agreements reported in the accompanying statements of operations. As of December 31, 2024, the Company has $49,275 outstanding balance under Forward Purchase Agreements liability reported in the accompanying balance sheets.